PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2015
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS
10.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Prepaid land lease payments	52,878	432,218	66,723
Less: accumulated amortization	(1,349)	(2,439)	(377)
Net carrying value	51,529	429,779	66,346

The additions of prepaid land lease payments in 2015 represented the prepayment of a land use right in Shanghai for SHC. The land use right certificate has not been obtained as of December 31, 2015 and is not ready to use. No amortization was recorded in 2015 in relation to this particular land use right for SHC. Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were RMB2,801 (of which RMB2,531 was recorded in discontinued operations), RMB3,610 (of which RMB2,532 was recorded in discontinued operations) and RMB1,090 (US$168), respectively.

The estimated annual amortization expenses (excluding the land use right for SHC) for the prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2016	1,083	167
2017	1,083	167
2018	1,083	167
2019	1,083	167
2020	1,083	167